GOING CONCERN (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 26, 2021	Nov. 30, 2020	Oct. 31, 2020	Dec. 31, 2018	Apr. 30, 2018	Jun. 19, 2017	Sep. 16, 2016
Net income (loss)	$ (4,890,090)	$ (3,283,578)	$ (5,981,082)	$ (7,602,072)
Accumulated deficit	25,760,803		(20,870,713)	(14,889,631)
Working Capital Deficit	$ (3,338,820)		$ (4,726,654)	$ (2,812,957)
Class of Warrant or Right, Outstanding	55,220,633		3,395,000		750,000			2,245,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.10		$ 0.26	$ 1.00		$ 1.00	$ 0.10		$ 0.50	$ 0.50	$ 1.00
Warrant [Member]
Class of Warrant or Right, Outstanding	54,445,663
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.10
Warrant One [Member]
Class of Warrant or Right, Outstanding	500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.50
Warrant Two [Member]
Class of Warrant or Right, Outstanding	275,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.00